Segment information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment information
(5)	Segment information

The Group reports information by segments as established in IFRS 8 “Operating segments”. The Group has two reportable segments, as follows:

•	Air transportation: Corresponds to passenger and cargo operating revenues on scheduled flights and freight transport, respectively.

•	Loyalty: Corresponds to the coalition loyalty program, the frequent flyer program for the airline subsidiaries of Avianca Holdings S.A.

The Board of Directors is the Chief Operating Decision Maker (CODM) and monitors the operating results of its reportable segment separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on statement of comprehensive income and is measured consistently with the Group’s consolidated financial statements. The Group’s operational information by reportable segment for the year ended December 31, 2018 are as follows:

	For the year ended December 31, 2018
	Air transportation	Loyalty (1)	Eliminations	Consolidated
Operating revenue: (2)
External customers	$4,577,021	$313,809	—	$4,890,830
Inter-segment	148,882	1,867	(150,749)	—

Total operating revenue	4,725,903	315,676	(150,749)	4,890,830

Operating expenses	4,226,414	193,269	(150,357)	4,269,326
Depreciation, amortization and impairment	388,960	12,976	(12,548)	389,388

Operating profit	110,529	109,431	12,156	232,116

Interest expense	(182,230)	(30,064)	—	(212,294)
Interest income	8,062	2,053	—	10,115
Derivative instruments	567	(827)	—	(260)
Foreign exchange	(9,238)	18	—	(9,220)
Equity method profit	899	—	—	899
Income tax expense	(20,258)	45	—	(20,213)

Net (loss) profit for the period	$(91,669)	$80,656	$12,156	$1,143

Total Assets	$7,098,272	$248,937	$(228,566)	$7,118,643

Total Liabilities	$5,426,718	$862,834	$(163,370)	$6,126,182

The Group’s operational information by reportable segment for the year ended December 31, 2017 are as follows:

	For the year ended December 31, 2017
	Air transportation	Loyalty (1)	Eliminations	Consolidated
Operating revenue: (2)
External customers	$4,167,658	$274,026	$—	$4,441,684
Inter-segment	112,037	4,366	(116,403)	—

Total operating revenue	4,279,695	278,392	(116,403)	4,441,684

Operating expenses	3,797,456	156,627	(119,456)	3,834,627
Depreciation and, amortization	313,314	12,876	(12,777)	313,413

Operating profit	168,925	108,889	15,830	293,644

Interest expense	174,657	8,675	—	183,332
Interest income	(11,998)	(1,550)	—	(13,548)
Derivative instruments	2,536	—	—	2,536
Foreign exchange	20,161	2	—	20,163
Income tax expense	19,457	652	—	20,109
Equity method profit	980	—	—	980

Net (loss) profit for the Period	$(34,908)	$101,110	$15,830	$82,032

Total Assets	$6,796,848	$248,919	$(184,371)	$6,861,396

Total Liabilities	$5,082,763	$545,951	$(107,018)	$5,521,696

The Group’s operational information by reportable segment for the year ended December 31, 2016 are as follows:

	For the year ended December 31, 2016
	Air transportation	Loyalty (1)	Eliminations	Consolidated
Operating revenue: (2)
External customers	$3,898,271	$240,067	$—	$4,138,338
Inter-segment	89,071	3,834	(92,905)	—

Total operating revenue	3,987,342	243,901	(92,905)	4,138,338

Cost of loyalty rewards	53,901	120,589	(78,785)	95,705
Operating expenses	3,509,122	19,617	(14,122)	3,514,617
Depreciation and, amortization	269,534	12,789	(12,777)	269,546
Interest expense	172,381	249	—	172,630
Interest income	(13,960)	906	—	(13,054)
Derivative instruments	(3,321)	—	—	(3,321)
Foreign exchange	23,952	(13)	—	23,939
Income tax expense	32,384	1,706	—	34,090

Net (loss) profit for the Period	$(56,651)	$88,058	$12,779	$44,186

Total Assets	$6,328,740	$227,382	$(204,787)	$6,351,335

Total Liabilities	$4,842,190	$203,542	$(114,658)	$4,931,074

(1)	2018 Financial Information is prepared under IFRS 15 “Revenue from Contracts with clients” and for 2017 and 2016 it was prepared under IFRIC13 “ Customer loyalty programs”
(2)	Loyalty revenue for miles redeemed is allocated to passenger revenue and, other loyalty revenue is recorded in other revenue.

The results, assets and liabilities allocated to the loyalty segment reportable correspond to those attributable directly to the subsidiary LifeMiles Corp., and exclude assets, liabilities, income and expenses of the loyalty program recognized by the Group’s Subsidiaries.

Inter-segment revenues are eliminated upon consolidation and reflected in the “Eliminations” column.

The Group’s revenues by geographic area for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the year ended December 31,
	2018	2017	2016
United States of America	$462,091	$565,910	$539,365
Central America and the Caribbean	248,896	539,682	442,841
Colombia	2,580,979	1,961,600	1,831,218
South America (excluding–Colombia)	732,586	933,569	840,934
Other	866,278	440,923	483,980

Total operating revenue	$4,890,830	$4,441,684	$4,138,338

The Group allocates revenues by geographic area based on the point of origin of the flight. Non-current assets are composed primarily of aircraft and aeronautical equipment, which are used throughout different countries and are therefore not assignable to any particular geographic area.